Related parties	12 Months Ended
Dec. 31, 2019
Related parties
Related parties

10. Related parties

10.1 Remuneration of key management personnel

Total key management personnel remuneration (22 and 8 administrators in 2019 and 2018, respectively) for the periods ended December 31, 2019 and 2018 are summarized as follows:

	12/31/2019	12/31/2018
Short-term employee benefits
Payment of Directors' fees	14,546	11,571
Share‑based payments	19,794	3,148
	34,340	14,719